UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Bond Index Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2022 (unaudited)
Rating	Percentage of Fund Investments
Aaa	71.76%
Aa1	0.22
Aa2	1.09
Aa3	0.87
A1	3.21
A2	3.44
A3	3.03
Baa1	4.42
Baa2	5.13
Baa3	2.52
Ba1	0.35
Not Rated	0.22
Short Term Investments	3.74
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 895.50	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.75
Investor Class
Actual	$1,000.00	$ 894.10	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.51
* Expenses are equal to the Fund's annualized expense ratio of 0.15% for the Institutional Class shares and 0.50% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.30%
$ 317,000	American Express Credit Account Master Trust Series 2021-1 Class A 0.90%, 11/15/2026	$ 298,697
500,000	Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3 2.06%, 08/15/2028	473,062
1,100,000	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	1,027,124
1,000,000	Honda Auto Receivables Owner Trust Series 2021-3 Class A3 0.41%, 11/18/2025	955,043
300,000	PFS Financing Corp(a) Series 2021-A Class A 0.71%, 04/15/2026	280,898
500,000	Santander Drive Auto Receivables Trust Series 2022-3 Class A3 3.40%, 12/15/2026	496,644
570,000	Santander Retail Auto Lease Trust (a) Series 2021-B Class A3 0.51%, 08/20/2024	549,343
750,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	733,704
500,000	Volkswagen Auto Loan Enhanced Trust Series 2020-1 Class A4 1.26%, 08/20/2026	485,067
1,000,000	World Omni Auto Receivables Trust Series 2020-C Class A4 0.61%, 10/15/2026	939,465
TOTAL ASSET-BACKED SECURITIES — 0.30% (Cost $6,520,036)		$ 6,239,047
CORPORATE BONDS AND NOTES
Basic Materials — 0.51%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	513,972
1,000,000	Cabot Corp 5.00%, 06/30/2032	970,858
500,000	Celanese US Holdings LLC 3.50%, 05/08/2024	493,944
175,000	CF Industries Inc 5.15%, 03/15/2034	170,791
1,150,000	Dow Chemical Co 4.80%, 11/30/2028	1,154,371
1,250,000	DuPont de Nemours Inc 4.49%, 11/15/2025	1,258,510
500,000	Eastman Chemical Co 4.65%, 10/15/2044	430,881
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,000,000	Ecolab Inc 2.70%, 12/15/2051	$ 713,144
250,000	Mosaic Co 5.45%, 11/15/2033	257,535
500,000	Newmont Corp 2.80%, 10/01/2029	441,537
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	922,772
1,000,000	Sherwin-Williams Co 2.20%, 03/15/2032	807,104
500,000	Southern Copper Corp 5.25%, 11/08/2042	488,385
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	890,524
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	268,375
1,175,000	Westlake Corp 3.13%, 08/15/2051	819,760
		10,602,463
Communications — 2.14%
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	946,871
175,000	1.90%, 08/15/2040	125,450
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,944,547
175,000	2.10%, 05/12/2031	149,915
1,000,000	3.60%, 04/13/2032(b)	962,916
2,500,000	2.50%, 06/03/2050	1,761,980
175,000	3.10%, 05/12/2051	137,806
175,000	3.25%, 05/12/2061	133,046
750,000	America Movil SAB de CV 2.88%, 05/07/2030	671,199
	AT&T Inc
175,000	2.30%, 06/01/2027	159,748
1,629,000	4.30%, 02/15/2030	1,589,742
2,000,000	2.75%, 06/01/2031	1,727,016
2,338,000	2.55%, 12/01/2033	1,896,664
175,000	4.50%, 05/15/2035	166,296
2,222,000	3.30%, 02/01/2052	1,630,828
1,034,000	3.50%, 09/15/2053	783,771
925,000	Bell Telephone Co of Canada or Bell Canada 3.20%, 02/15/2052	680,888
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,945,000	4.91%, 07/23/2025	1,949,512
1,000,000	3.50%, 03/01/2042	693,941
1,000,000	5.38%, 05/01/2047	851,461
	Comcast Corp
1,000,000	3.70%, 04/15/2024	1,002,393
1,000,000	1.95%, 01/15/2031	831,854
2,500,000	3.40%, 07/15/2046	1,997,089
175,000	2.80%, 01/15/2051	123,813
1,586,000	2.89%, 11/01/2051	1,132,990
1,388,000	2.94%, 11/01/2056	964,514
175,000	2.99%, 11/01/2063	119,363

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	$ 789,071
1,000,000	Discovery Communications LLC 3.63%, 05/15/2030	889,134
1,000,000	eBay Inc(b) 2.60%, 05/10/2031	831,292
1,500,000	Motorola Solutions Inc 2.75%, 05/24/2031	1,212,058
1,000,000	Paramount Global 2.90%, 01/15/2027	920,728
1,000,000	Rogers Communications Inc(a) 4.50%, 03/15/2042	888,337
175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	155,089
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	585,465
	T-Mobile USA Inc
500,000	1.50%, 02/15/2026	451,770
1,500,000	4.38%, 04/15/2040	1,338,941
1,675,000	3.40%, 10/15/2052(a)	1,236,936
175,000	3.60%, 11/15/2060(a)	127,521
500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	454,297
1,000,000	VeriSign Inc 2.70%, 06/15/2031	804,742
	Verizon Communications Inc
1,500,000	2.63%, 08/15/2026	1,417,168
1,110,000	2.10%, 03/22/2028	985,926
175,000	2.55%, 03/21/2031	149,626
390,000	4.27%, 01/15/2036	367,192
1,000,000	2.85%, 09/03/2041	749,458
1,250,000	3.85%, 11/01/2042	1,065,741
1,175,000	3.55%, 03/22/2051	941,965
675,000	2.99%, 10/30/2056	468,634
175,000	3.70%, 03/22/2061	137,449
1,500,000	Vodafone Group PLC 4.13%, 05/30/2025	1,505,609
1,500,000	Walt Disney Co 2.65%, 01/13/2031	1,320,135
		44,929,897
Consumer, Cyclical — 1.40%
1,000,000	American Honda Finance Corp 2.15%, 09/10/2024	967,063
175,000	AutoNation Inc 2.40%, 08/01/2031	134,979
500,000	AutoZone Inc(b) 3.63%, 04/15/2025	493,780
175,000	Brunswick Corp 2.40%, 08/18/2031	129,501
500,000	Costco Wholesale Corp(b) 1.75%, 04/20/2032	411,306
1,000,000	Daimler Finance North America LLC(a) 1.45%, 03/02/2026	905,666
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Daimler Trucks Finance North America LLC(a) 2.50%, 12/14/2031	$ 814,829
500,000	Dollar General Corp 3.50%, 04/03/2030	460,097
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	824,004
1,000,000	DR Horton Inc 1.40%, 10/15/2027	839,042
	General Motors Co
175,000	6.25%, 10/02/2043	166,720
1,000,000	5.20%, 04/01/2045	839,946
	General Motors Financial Co Inc
1,000,000	2.75%, 06/20/2025	938,253
500,000	1.25%, 01/08/2026	440,289
675,000	2.70%, 08/20/2027	593,930
	Home Depot Inc
175,000	3.00%, 04/01/2026	171,560
1,000,000	3.90%, 12/06/2028	999,653
1,000,000	1.88%, 09/15/2031	832,778
	Kohl's Corp
175,000	3.38%, 05/01/2031(b)	151,770
175,000	5.55%, 07/17/2045	147,482
175,000	Las Vegas Sands Corp 2.90%, 06/25/2025	156,122
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,885,584
1,000,000	2.80%, 09/15/2041	726,275
	Magallanes Inc(a)
1,500,000	4.05%, 03/15/2029	1,373,965
1,000,000	5.05%, 03/15/2042	850,790
1,000,000	Marriott International Inc 3.13%, 06/15/2026	954,132
	McDonald's Corp
500,000	1.45%, 09/01/2025	465,170
175,000	3.70%, 01/30/2026	174,465
1,000,000	2.63%, 09/01/2029	896,092
1,000,000	Nike Inc 2.85%, 03/27/2030	918,670
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	995,910
500,000	PACCAR Financial Corp(b) 2.00%, 02/04/2027	461,375
1,500,000	Starbucks Corp 2.25%, 03/12/2030	1,266,883
	Target Corp
500,000	3.38%, 04/15/2029	480,849
1,000,000	2.95%, 01/15/2052	757,034
	Toyota Motor Credit Corp
2,000,000	1.90%, 01/13/2027	1,837,649
1,000,000	4.45%, 06/29/2029	1,012,154
600,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	583,459
2,500,000	Walmart Inc 1.50%, 09/22/2028	2,192,522
		29,251,748

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — 3.90%
	Abbott Laboratories
$ 500,000	2.95%, 03/15/2025	$ 493,013
500,000	1.40%, 06/30/2030	416,852
	AbbVie Inc
1,925,000	2.60%, 11/21/2024	1,863,324
1,000,000	2.95%, 11/21/2026	947,547
500,000	4.50%, 05/14/2035	485,280
1,000,000	4.88%, 11/14/2048	958,280
175,000	4.25%, 11/21/2049	155,353
500,000	Aetna Inc 3.88%, 08/15/2047	413,034
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	437,069
	Amgen Inc
175,000	1.65%, 08/15/2028	150,058
1,334,000	2.00%, 01/15/2032	1,085,703
4,229,000	2.80%, 08/15/2041	3,134,110
675,000	3.00%, 01/15/2052	478,635
1,892,000	2.77%, 09/01/2053	1,276,506
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	983,740
1,000,000	4.70%, 02/01/2036	958,027
675,000	4.90%, 02/01/2046	634,426
	Anheuser-Busch InBev Worldwide Inc
1,000,000	3.75%, 07/15/2042	810,008
175,000	4.50%, 06/01/2050	157,321
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	901,973
1,500,000	AstraZeneca PLC 1.38%, 08/06/2030	1,231,226
1,000,000	Baxter International Inc 2.54%, 02/01/2032	844,164
	Becton Dickinson and Co
500,000	3.70%, 06/06/2027	483,179
500,000	4.67%, 06/06/2047	467,746
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,484,540
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	872,565
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	879,373
500,000	1.45%, 11/13/2030	410,771
1,000,000	4.13%, 06/15/2039	955,107
500,000	4.35%, 11/15/2047	476,447
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	412,690
500,000	Campbell Soup Co(b) 2.38%, 04/24/2030	421,949
	Cigna Corp
1,750,000	4.80%, 08/15/2038	1,702,185
175,000	4.90%, 12/15/2048	167,973
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	982,074
	Coca-Cola Co
1,000,000	2.00%, 03/05/2031	862,254
1,000,000	2.60%, 06/01/2050	744,668
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 750,000	Conagra Brands Inc 4.60%, 11/01/2025	$ 752,768
500,000	Constellation Brands Inc 5.25%, 11/15/2048	490,833
1,000,000	CSL Finance PLC(a) 4.63%, 04/27/2042	958,341
	CVS Health Corp
500,000	2.63%, 08/15/2024	488,813
750,000	1.30%, 08/21/2027	646,241
175,000	2.13%, 09/15/2031	141,940
833,000	4.78%, 03/25/2038	788,481
2,000,000	2.70%, 08/21/2040	1,443,939
1,517,128	CVS Pass-Through Trust 6.04%, 12/10/2028	1,557,082
1,000,000	Danaher Corp 2.80%, 12/10/2051	720,381
	Elevance Health Inc
1,000,000	2.25%, 05/15/2030	854,491
500,000	4.10%, 05/15/2032	486,433
1,000,000	Eli Lilly & Co 2.25%, 05/15/2050	706,794
175,000	Equifax Inc 2.35%, 09/15/2031	139,991
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	889,591
1,000,000	General Mills Inc 4.20%, 04/17/2028	992,136
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	861,414
1,175,000	2.60%, 10/01/2040	859,035
500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	496,091
500,000	Global Payments Inc 4.15%, 08/15/2049	390,960
1,000,000	GSK Consumer Healthcare Capital US LLC(a) 3.63%, 03/24/2032	924,161
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,823,571
1,000,000	2.38%, 07/15/2031	779,715
175,000	3.50%, 07/15/2051	119,514
1,000,000	Hershey Co 1.70%, 06/01/2030	843,388
500,000	Humana Inc 3.95%, 03/15/2027	490,412
1,000,000	J M Smucker Co(b) 2.13%, 03/15/2032	808,703
2,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,798,982
1,500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	1,503,574
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	873,016
1,000,000	Kraft Heinz Foods Co(b) 3.75%, 04/01/2030	921,965
1,000,000	Kroger Co 2.20%, 05/01/2030	843,946
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	962,405

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 357,000	McCormick & Co Inc 3.25%, 11/15/2025	$ 349,596
1,000,000	McKesson Corp 1.30%, 08/15/2026	889,794
72,000	Medtronic Inc 4.63%, 03/15/2045	72,203
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	965,940
500,000	1.45%, 06/24/2030	415,431
1,000,000	2.15%, 12/10/2031	860,181
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	410,490
500,000	Mondelez International Inc 2.75%, 04/13/2030	439,108
500,000	Moody's Corp 3.25%, 01/15/2028	473,267
1,000,000	Novartis Capital Corp 2.20%, 08/14/2030	881,441
500,000	PayPal Holdings Inc 2.85%, 10/01/2029	452,422
	PepsiCo Inc
500,000	2.25%, 03/19/2025	486,957
1,500,000	3.45%, 10/06/2046	1,287,646
1,000,000	PerkinElmer Inc 2.25%, 09/15/2031	790,190
	Pfizer Inc
175,000	1.75%, 08/18/2031(b)	146,349
500,000	4.00%, 12/15/2036	485,953
1,000,000	2.55%, 05/28/2040	782,884
	Procter & Gamble Co
175,000	2.45%, 11/03/2026	168,697
1,000,000	1.20%, 10/29/2030	816,593
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	801,743
175,000	Royalty Pharma PLC 2.15%, 09/02/2031	136,550
1,000,000	Sysco Corp 3.25%, 07/15/2027	951,996
1,000,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	836,414
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	152,994
1,175,000	2.00%, 10/15/2031	985,104
2,409,000	2.80%, 10/15/2041	1,892,148
	Unilever Capital Corp
1,000,000	3.50%, 03/22/2028	974,681
185,000	1.75%, 08/12/2031	152,528
175,000	2.63%, 08/12/2051	126,481
	UnitedHealth Group Inc
1,000,000	4.00%, 05/15/2029	990,501
500,000	3.50%, 08/15/2039	435,942
2,000,000	2.90%, 05/15/2050	1,497,848
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	471,046
	Viatris Inc
175,000	2.70%, 06/22/2030	140,448
1,000,000	3.85%, 06/22/2040	708,306
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	$ 939,284
1,000,000	Zoetis Inc 2.00%, 05/15/2030	837,186
		81,704,619
Energy — 1.70%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	917,237
467,000	4.08%, 12/15/2047	394,799
	BP Capital Markets America Inc
175,000	3.63%, 04/06/2030	165,562
1,000,000	2.77%, 11/10/2050	693,754
1,000,000	3.00%, 03/17/2052	720,354
1,000,000	Cenovus Energy Inc 4.25%, 04/15/2027	980,144
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	501,842
175,000	2.74%, 12/31/2039	138,105
1,500,000	Chevron USA Inc 3.85%, 01/15/2028	1,489,846
43,000	Cimarex Energy Co 4.38%, 03/15/2029	38,074
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	479,917
175,000	3.76%, 03/15/2042(a)	153,146
	Coterra Energy Inc(a)
1,000,000	3.90%, 05/15/2027	958,784
9,000	4.38%, 03/15/2029	8,828
1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	915,964
1,175,000	Enbridge Inc 2.50%, 08/01/2033	949,587
	Energy Transfer LP
1,000,000	2.90%, 05/15/2025	950,482
1,000,000	4.20%, 04/15/2027	959,950
1,000,000	5.15%, 03/15/2045	855,042
	Enterprise Products Operating LLC
1,000,000	2.80%, 01/31/2030	875,476
664,000	4.85%, 08/15/2042	608,859
175,000	4.20%, 01/31/2050	145,929
1,500,000	Equinor ASA 3.13%, 04/06/2030	1,390,829
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	492,287
175,000	2.61%, 10/15/2030	157,131
175,000	3.00%, 08/16/2039	142,869
2,421,000	3.45%, 04/15/2051	1,977,881
500,000	Halliburton Co 5.00%, 11/15/2045	458,503
	Kinder Morgan Energy Partners LP
175,000	6.95%, 01/15/2038	188,427
500,000	4.70%, 11/01/2042	419,963

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Kinder Morgan Inc
$ 1,000,000	1.75%, 11/15/2026	$ 887,108
500,000	2.00%, 02/15/2031(b)	400,013
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	446,949
	Marathon Petroleum Corp
175,000	4.70%, 05/01/2025	177,049
500,000	4.75%, 09/15/2044	440,490
	MPLX LP
1,000,000	4.25%, 12/01/2027	964,976
500,000	4.50%, 04/15/2038	438,385
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	529,755
175,000	NOV Inc(b) 3.60%, 12/01/2029	157,157
675,000	ONEOK Partners LP 6.20%, 09/15/2043	634,007
	Phillips 66
175,000	2.15%, 12/15/2030	142,947
500,000	4.65%, 11/15/2034	485,271
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	978,078
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	961,758
	Shell International Finance BV
175,000	2.38%, 11/07/2029	154,484
1,000,000	2.75%, 04/06/2030	902,471
500,000	4.13%, 05/11/2035	476,094
175,000	6.38%, 12/15/2038	203,137
500,000	3.63%, 08/21/2042	424,048
140,000	4.38%, 05/11/2045	130,161
175,000	4.00%, 05/10/2046	155,832
175,000	3.25%, 04/06/2050	137,888
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	951,104
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	561,182
175,000	3.75%, 03/04/2051	140,955
1,000,000	Targa Resources Corp(b) 4.20%, 02/01/2033	905,845
1,000,000	TotalEnergies Capital International SA 2.83%, 01/10/2030	906,023
	TransCanada PipeLines Ltd
1,000,000	1.00%, 10/12/2024	932,742
175,000	4.88%, 05/15/2048	167,793
500,000	Valero Energy Corp 7.50%, 04/15/2032	575,062
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	954,900
175,000	2.60%, 03/15/2031	146,467
		35,599,702
Principal Amount		Fair Value
Financial — 8.40%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
$ 1,000,000	3.88%, 01/23/2028	$ 902,587
1,000,000	3.00%, 10/29/2028	842,319
500,000	3.85%, 10/29/2041	360,286
3,028,000	Air Lease Corp 1.88%, 08/15/2026	2,616,144
195,652	ALEX Alpha LLC 1.62%, 08/15/2024	192,120
500,000	Alexandria Real Estate Equities Inc REIT 1.88%, 02/01/2033	375,950
1,000,000	Ally Financial Inc 2.20%, 11/02/2028	814,350
	American Express Co
1,000,000	1.65%, 11/04/2026	907,330
850,000	2.55%, 03/04/2027	792,005
1,675,000	American International Group Inc 3.40%, 06/30/2030	1,532,969
	American Tower Corp REIT
1,500,000	3.80%, 08/15/2029	1,376,826
1,000,000	2.30%, 09/15/2031	792,064
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	140,547
675,000	2.90%, 08/23/2051	468,374
2,279,000	Ares Capital Corp 2.88%, 06/15/2028	1,805,517
	Athene Global Funding(a)
1,000,000	1.73%, 10/02/2026	867,842
1,000,000	2.95%, 11/12/2026	919,074
825,000	2.45%, 08/20/2027	722,501
476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	455,294
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,908,360
175,000	2.96%, 03/25/2031	146,596
	Bank of America Corp
175,000	3.55%, 03/05/2024	174,438
1,000,000	3.46%, 03/15/2025	985,573
1,000,000	3.95%, 04/21/2025	986,303
1,000,000	1.53%, 12/06/2025	930,445
1,000,000	3.38%, 04/02/2026	969,305
1,175,000	1.73%, 07/22/2027	1,044,453
2,000,000	2.50%, 02/13/2031	1,690,246
175,000	2.30%, 07/21/2032	141,417
1,000,000	2.57%, 10/20/2032	824,812
1,000,000	2.48%, 09/21/2036	775,593
500,000	6.11%, 01/29/2037	537,843
1,000,000	4.08%, 04/23/2040	879,250
2,000,000	2.68%, 06/19/2041	1,439,038
1,000,000	5.88%, 02/07/2042	1,079,377
175,000	2.97%, 07/21/2052	124,245
1,500,000	Bank of Montreal(b) 1.25%, 09/15/2026	1,328,783

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Bank of New York Mellon Corp
$ 1,000,000	1.90%, 01/25/2029	$ 867,051
1,000,000	1.80%, 07/28/2031	809,614
	Bank of Nova Scotia
1,150,000	3.40%, 02/11/2024	1,144,455
175,000	0.65%, 07/31/2024	164,052
	Barclays PLC
1,500,000	3.65%, 03/16/2025	1,466,844
1,000,000	2.89%, 11/24/2032	803,782
	Berkshire Hathaway Finance Corp
900,000	2.30%, 03/15/2027(b)	850,093
175,000	1.45%, 10/15/2030	142,155
175,000	4.25%, 01/15/2049	161,178
1,000,000	2.85%, 10/15/2050	719,896
	BlackRock Inc
1,000,000	3.20%, 03/15/2027(b)	973,711
1,000,000	3.25%, 04/30/2029	942,043
1,000,000	BNP Paribas SA(a) 2.16%, 09/15/2029	836,443
500,000	Boston Properties LP REIT 3.20%, 01/15/2025	487,667
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	491,996
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	882,719
1,000,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	958,588
	Capital One Financial Corp
1,000,000	3.30%, 10/30/2024	975,572
1,000,000	1.88%, 11/02/2027	877,067
2,000,000	Charles Schwab Corp 0.90%, 03/11/2026	1,794,206
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	730,772
	Citigroup Inc
1,000,000	1.28%, 11/03/2025	928,479
2,000,000	3.40%, 05/01/2026	1,931,748
2,250,000	4.45%, 09/29/2027	2,203,496
1,000,000	3.07%, 02/24/2028	927,691
1,000,000	3.52%, 10/27/2028	934,332
1,000,000	3.06%, 01/25/2033	847,654
1,000,000	2.90%, 11/03/2042	724,773
1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	882,090
2,999,000	Credit Suisse AG 1.25%, 08/07/2026	2,621,488
2,000,000	Crown Castle International Corp REIT 2.25%, 01/15/2031	1,622,273
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	854,449
1,000,000	Development Bank of Japan Inc(a)(b) 1.75%, 10/20/2031	864,353
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	888,338
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	$ 781,077
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	708,366
1,000,000	Extra Space Storage LP REIT 2.35%, 03/15/2032	792,685
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	795,848
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	443,579
1,000,000	4.06%, 04/25/2028	974,991
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	959,406
1,000,000	1.09%, 12/09/2026	890,659
1,000,000	1.43%, 03/09/2027	886,412
175,000	1.54%, 09/10/2027	153,616
1,500,000	3.80%, 03/15/2030	1,390,905
4,555,000	2.38%, 07/21/2032	3,683,429
1,000,000	6.25%, 02/01/2041	1,107,953
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	146,480
500,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	474,746
	HSBC Holdings PLC
1,000,000	0.73%, 08/17/2024	958,700
1,500,000	3.90%, 05/25/2026	1,466,023
175,000	1.59%, 05/24/2027	153,682
2,741,000	2.21%, 08/17/2029	2,302,230
250,000	6.50%, 09/15/2037	266,735
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	951,850
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	782,665
1,000,000	ING Groep NV(a) 1.40%, 07/01/2026	908,376
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	948,116
500,000	Invesco Finance PLC 3.75%, 01/15/2026	493,875
	JPMorgan Chase & Co
1,025,000	0.97%, 06/23/2025	958,169
175,000	3.90%, 07/15/2025	175,277
4,729,000	0.77%, 08/09/2025(c)	4,385,997
175,000	3.30%, 04/01/2026	169,904
1,524,000	2.08%, 04/22/2026	1,425,051
175,000	1.58%, 04/22/2027	155,735
2,000,000	3.63%, 12/01/2027	1,920,015
1,000,000	4.57%, 06/14/2030	981,753
175,000	2.74%, 10/15/2030	152,688
1,000,000	2.96%, 05/13/2031	863,384
175,000	1.95%, 02/04/2032	139,873
1,000,000	3.88%, 07/24/2038	881,388
500,000	5.50%, 10/15/2040	514,585
1,000,000	KeyBank NA 4.39%, 12/14/2027	995,615

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	KeyCorp 4.79%, 06/01/2033	$ 986,607
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	774,103
1,000,000	Kimco Realty Corp REIT 2.25%, 12/01/2031	803,891
1,000,000	Korea Development Bank 2.25%, 02/24/2027	775,000
	Kreditanstalt fuer Wiederaufbau
3,000,000	0.63%, 01/22/2026	2,751,303
1,700,000	1.00%, 10/01/2026	1,557,140
1,000,000	0.75%, 09/30/2030	826,777
1,000,000	Landwirtschaftliche Rentenbank(b) 0.50%, 05/27/2025	928,300
1,000,000	Life Storage LP REIT 2.40%, 10/15/2031	795,832
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	874,727
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,448,098
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	135,324
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	494,158
1,000,000	2.38%, 12/15/2031(b)	837,082
1,000,000	Mastercard Inc 3.30%, 03/26/2027	982,620
	Metropolitan Life Global Funding I(a)
1,000,000	0.95%, 07/02/2025	919,580
1,000,000	4.40%, 06/30/2027	1,007,437
1,000,000	2.40%, 01/11/2032	840,302
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	520,124
	Mitsubishi UFJ Financial Group Inc
4,574,000	1.54%, 07/20/2027	4,039,782
1,000,000	2.85%, 01/19/2033	846,402
	Mizuho Financial Group Inc
1,000,000	1.98%, 09/08/2031	791,435
1,000,000	2.56%, 09/13/2031	797,935
	Morgan Stanley
1,000,000	2.19%, 04/28/2026	936,153
574,000	3.13%, 07/27/2026	547,565
1,500,000	4.35%, 09/08/2026	1,484,498
175,000	1.51%, 07/20/2027	153,480
1,500,000	1.79%, 02/13/2032	1,179,895
1,175,000	2.24%, 07/21/2032	951,870
2,000,000	2.51%, 10/20/2032	1,652,509
1,000,000	2.94%, 01/21/2033	857,053
1,000,000	2.48%, 09/16/2036	768,921
1,000,000	Morgan Stanley Domestic Holdings Inc 3.80%, 08/24/2027	954,922
1,000,000	National Australia Bank Ltd(a) 2.99%, 05/21/2031	835,621
1,000,000	NatWest Group PLC 5.52%, 09/30/2028	1,007,123
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Oesterreichische Kontrollbank AG 0.38%, 09/17/2025	$ 915,870
2,000,000	PNC Financial Services Group Inc 2.31%, 04/23/2032	1,670,998
2,000,000	Principal Life Global Funding II(a) 1.50%, 11/17/2026	1,783,600
1,000,000	Prudential Financial Inc 3.00%, 03/10/2040	807,713
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	406,554
	Realty Income Corp REIT
500,000	3.95%, 08/15/2027	487,772
500,000	3.65%, 01/15/2028	479,338
	Royal Bank of Canada
140,000	0.65%, 07/29/2024	131,547
1,000,000	1.15%, 06/10/2025	925,165
1,000,000	1.40%, 11/02/2026(b)	887,562
1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	872,867
	Simon Property Group LP REIT
500,000	1.75%, 02/01/2028	426,107
1,000,000	2.45%, 09/13/2029	849,573
175,000	3.25%, 09/13/2049	126,974
1,000,000	State Street Corp 2.20%, 03/03/2031	817,764
1,000,000	Sumitomo Mitsui Financial Group Inc 1.47%, 07/08/2025	918,391
500,000	Sumitomo Mitsui Trust Bank Ltd(a) 0.85%, 03/25/2024	474,083
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	855,409
1,000,000	SVB Financial Group 4.35%, 04/29/2028	975,008
500,000	Synchrony Financial 2.88%, 10/28/2031	378,912
	Toronto-Dominion Bank
1,000,000	3.25%, 03/11/2024	993,235
1,000,000	2.80%, 03/10/2027	935,643
1,000,000	Truist Bank 3.20%, 04/01/2024	995,295
1,000,000	Truist Financial Corp(b) 1.95%, 06/05/2030	831,675
1,000,000	Unum Group 4.13%, 06/15/2051	737,515
	US Bancorp
1,000,000	3.10%, 04/27/2026	963,858
1,000,000	2.22%, 01/27/2028	916,109
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	472,213
1,000,000	VICI Properties LP REIT 4.75%, 02/15/2028	954,470

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Visa Inc 3.15%, 12/14/2025	$ 984,406
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,473,245
2,500,000	3.00%, 04/22/2026	2,378,916
1,000,000	3.91%, 04/25/2026	983,485
750,000	4.30%, 07/22/2027	741,702
2,000,000	3.53%, 03/24/2028	1,894,295
1,000,000	4.40%, 06/14/2046	870,417
500,000	Welltower Inc REIT 4.00%, 06/01/2025	496,274
175,000	Western Union Co 1.35%, 03/15/2026	156,239
	Westpac Banking Corp
1,000,000	1.95%, 11/20/2028	872,565
1,000,000	2.89%, 02/04/2030	947,458
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	871,876
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	804,274
		175,833,023
Industrial — 2.13%
	3M Co
500,000	2.00%, 02/14/2025	481,522
500,000	4.00%, 09/14/2048	451,458
500,000	Agilent Technologies Inc 2.30%, 03/12/2031	407,329
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	977,618
	Boeing Co
314,000	4.88%, 05/01/2025	312,841
175,000	2.75%, 02/01/2026	162,475
175,000	2.20%, 02/04/2026	157,739
2,000,000	2.95%, 02/01/2030	1,664,210
1,000,000	5.71%, 05/01/2040	932,767
1,000,000	3.63%, 03/01/2048	669,763
175,000	5.93%, 05/01/2060	159,323
39,647	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust Series 2005-4 4.97%, 04/01/2023	39,564
	Burlington Northern Santa Fe LLC
500,000	5.15%, 09/01/2043	518,409
1,000,000	4.45%, 01/15/2053	967,129
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	793,831
1,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	782,200
500,000	Carrier Global Corp 3.38%, 04/05/2040	391,960
1,000,000	Caterpillar Financial Services Corp 2.15%, 11/08/2024	969,068
500,000	Caterpillar Inc 5.20%, 05/27/2041	535,617
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	CNH Industrial Capital LLC 3.95%, 05/23/2025	$ 494,708
	CSX Corp
1,250,000	4.25%, 03/15/2029	1,243,517
250,000	4.75%, 05/30/2042	238,130
	FedEx Corp
1,000,000	4.10%, 02/01/2045	837,566
175,000	5.25%, 05/15/2050(b)	174,243
675,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	630,447
1,000,000	General Dynamics Corp 4.25%, 04/01/2040	956,008
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	529,045
2,801,000	Honeywell International Inc 1.10%, 03/01/2027	2,489,232
1,000,000	Jabil Inc 4.25%, 05/15/2027	970,324
500,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	494,809
	John Deere Capital Corp
1,000,000	3.40%, 06/06/2025	995,540
1,000,000	1.75%, 03/09/2027	911,751
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	978,573
	Lockheed Martin Corp
500,000	3.90%, 06/15/2032(b)	493,399
500,000	4.09%, 09/15/2052	465,493
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	832,971
500,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	492,828
1,000,000	Norfolk Southern Corp 3.05%, 05/15/2050	732,596
1,000,000	Northrop Grumman Corp 3.25%, 01/15/2028	950,522
1,000,000	Otis Worldwide Corp(b) 2.29%, 04/05/2027	905,295
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	708,220
500,000	Parker-Hannifin Corp 4.20%, 11/21/2034	464,416
	Raytheon Technologies Corp
500,000	3.20%, 03/15/2024	495,417
175,000	1.90%, 09/01/2031	143,391
1,000,000	3.75%, 11/01/2046	846,942
500,000	4.35%, 04/15/2047	462,673
1,175,000	2.82%, 09/01/2051	840,867
1,000,000	Republic Services Inc 2.38%, 03/15/2033	817,162
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	957,315
1,000,000	Ryder System Inc 1.75%, 09/01/2026	903,368
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	473,335

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	$ 857,457
1,000,000	Textron Inc 3.90%, 09/17/2029	940,244
	Union Pacific Corp
750,000	2.15%, 02/05/2027	694,837
500,000	3.60%, 09/15/2037	446,075
500,000	3.38%, 02/14/2042	416,189
1,000,000	2.95%, 03/10/2052	735,728
	Union Pacific Railroad Co Pass Through Trust
	Series 2006
310,312	5.87%, 07/02/2030	331,712
	Series 2007-3
155,230	6.18%, 01/02/2031	163,501
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	474,388
1,000,000	3.05%, 11/15/2027(b)	974,069
500,000	Vulcan Materials Co 3.90%, 04/01/2027	492,194
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	815,634
1,000,000	Waste Management Inc 1.50%, 03/15/2031	795,615
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,204,832
		44,647,401
Technology — 1.91%
1,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	802,870
500,000	Adobe Inc 2.30%, 02/01/2030	441,544
1,000,000	Analog Devices Inc(b) 1.70%, 10/01/2028	876,478
	Apple Inc
1,000,000	2.75%, 01/13/2025	987,513
175,000	2.90%, 09/12/2027	168,913
1,500,000	3.00%, 11/13/2027	1,452,989
1,000,000	1.20%, 02/08/2028	874,788
952,000	1.40%, 08/05/2028	832,991
175,000	1.70%, 08/05/2031(b)	146,890
500,000	3.85%, 05/04/2043	459,863
1,000,000	2.40%, 08/20/2050	701,792
1,175,000	2.70%, 08/05/2051	876,350
500,000	Applied Materials Inc 1.75%, 06/01/2030	420,712
1,000,000	Autodesk Inc 2.40%, 12/15/2031	816,207
	Broadcom Inc
425,000	4.15%, 11/15/2030	389,391
2,500,000	3.42%, 04/15/2033(a)	2,066,861
573,000	4.93%, 05/15/2037(a)	513,719
175,000	3.50%, 02/15/2041(a)	131,971
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	890,934
Principal Amount		Fair Value
Technology — (continued)
	Dell International LLC / EMC Corp
$ 76,000	8.10%, 07/15/2036	$ 88,714
1,000,000	3.38%, 12/15/2041(a)	714,396
35,000	8.35%, 07/15/2046	43,586
500,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	364,851
	Fiserv Inc
175,000	2.25%, 06/01/2027	156,517
1,000,000	4.20%, 10/01/2028	963,453
2,891,000	HP Inc 2.65%, 06/17/2031	2,322,336
	Intel Corp
1,000,000	3.40%, 03/25/2025	998,374
175,000	1.60%, 08/12/2028	153,171
175,000	2.00%, 08/12/2031(b)	146,373
1,175,000	2.80%, 08/12/2041	896,388
175,000	3.05%, 08/12/2051	130,291
	International Business Machines Corp
1,000,000	3.00%, 05/15/2024	991,991
1,500,000	4.00%, 06/20/2042	1,299,167
500,000	KLA Corp 4.65%, 07/15/2032	510,070
1,000,000	Micron Technology Inc 2.70%, 04/15/2032	797,346
	Microsoft Corp
190,000	2.40%, 08/08/2026	182,604
1,953,000	3.45%, 08/08/2036	1,840,969
1,547,000	2.92%, 03/17/2052	1,220,296
675,000	NVIDIA Corp 1.55%, 06/15/2028	591,296
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	821,445
	Oracle Corp
1,000,000	3.40%, 07/08/2024(b)	985,718
800,000	2.50%, 04/01/2025	760,094
1,500,000	3.85%, 07/15/2036	1,205,291
175,000	6.13%, 07/08/2039	175,222
2,000,000	3.65%, 03/25/2041	1,490,443
175,000	4.00%, 07/15/2046	129,382
175,000	3.60%, 04/01/2050	121,565
175,000	3.95%, 03/25/2051	128,537
1,894,000	Qorvo Inc 4.38%, 10/15/2029	1,665,621
500,000	QUALCOMM Inc 3.25%, 05/20/2050	408,325
350,000	Roper Technologies Inc 1.00%, 09/15/2025	316,441
1,175,000	Salesforce Inc 2.70%, 07/15/2041	908,268
1,000,000	Texas Instruments Inc 1.75%, 05/04/2030	857,430
	VMware Inc
175,000	1.40%, 08/15/2026	154,824
1,000,000	2.20%, 08/15/2031	787,427

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	Workday Inc(b) 3.80%, 04/01/2032	$ 913,675
		40,094,673
Utilities — 1.94%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	831,513
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	823,495
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	832,095
	Appalachian Power Co
140,000	7.00%, 04/01/2038	162,656
1,000,000	3.70%, 05/01/2050	794,534
175,000	Atmos Energy Corp 5.50%, 06/15/2041	183,759
175,000	Avangrid Inc 3.80%, 06/01/2029	163,715
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	479,723
175,000	5.95%, 05/15/2037	190,215
175,000	5.15%, 11/15/2043	178,907
2,735,000	2.85%, 05/15/2051	1,939,099
1,000,000	Black Hills Corp 3.88%, 10/15/2049	797,767
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	464,441
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	869,460
1,000,000	CenterPoint Energy Resources Corp(b) 4.40%, 07/01/2032	984,973
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	950,668
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	950,869
1,000,000	2.40%, 06/15/2031	856,710
1,000,000	Constellation Energy Generation LLC 3.25%, 06/01/2025	957,737
	Dominion Energy Inc
175,000	3.90%, 10/01/2025	174,006
500,000	3.38%, 04/01/2030	457,069
175,000	2.25%, 08/15/2031	143,875
175,000	4.70%, 12/01/2044	161,749
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	854,109
1,000,000	DTE Electric Co 3.75%, 08/15/2047	871,548
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	884,708
	Duke Energy Corp
5,311,000	2.55%, 06/15/2031	4,412,077
175,000	3.50%, 06/15/2051	131,929
1,000,000	Duke Energy Florida LLC 1.75%, 06/15/2030	829,345
Principal Amount		Fair Value
Utilities — (continued)
$ 657,000	Duke Energy Progress LLC 2.00%, 08/15/2031	$ 544,086
580,805	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	584,838
	Entergy Corp
1,000,000	0.90%, 09/15/2025	900,156
175,000	2.80%, 06/15/2030	150,091
1,000,000	Entergy Louisiana LLC 0.95%, 10/01/2024	939,065
1,000,000	Eversource Energy(b) 3.45%, 01/15/2050	763,728
	Florida Power & Light Co
140,000	5.96%, 04/01/2039	158,984
209,000	5.25%, 02/01/2041	221,218
171,000	4.05%, 10/01/2044	157,515
500,000	3.15%, 10/01/2049	397,123
1,000,000	Georgia Power Co 3.25%, 03/15/2051	734,236
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	162,478
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	532,375
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	174,992
175,000	MidAmerican Energy Co 2.70%, 08/01/2052	125,599
1,000,000	National Rural Utilities Cooperative Finance Corp 2.75%, 04/15/2032	870,711
1,000,000	NextEra Energy Capital Holdings Inc 4.63%, 07/15/2027	1,013,651
1,000,000	NiSource Inc 2.95%, 09/01/2029	885,756
1,000,000	Northern States Power Co 4.00%, 08/15/2045	881,603
1,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	730,768
175,000	Progress Energy Inc 7.75%, 03/01/2031	204,434
1,000,000	Public Service Electric & Gas Co 4.05%, 05/01/2045	866,764
	Public Service Enterprise Group Inc
1,000,000	2.88%, 06/15/2024	978,552
175,000	1.60%, 08/15/2030	138,992
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	732,076
	Southern Co
500,000	3.70%, 04/30/2030	463,944
500,000	4.40%, 07/01/2046	434,867
94,000	Tucson Electric Power Co 3.05%, 03/15/2025	91,989
	Virginia Electric & Power Co
1,000,000	3.75%, 05/15/2027	989,704
500,000	3.80%, 09/15/2047	428,701

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	WEC Energy Group Inc 0.80%, 03/15/2024	$ 949,591
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	152,591
1,000,000	4.60%, 06/01/2032	991,758
		40,685,687
TOTAL CORPORATE BONDS AND NOTES — 24.03% (Cost $581,794,470)		$ 503,349,213
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 3.38%, 07/07/2025	1,005,242
	Asian Development Bank
1,500,000	2.63%, 01/30/2024	1,490,397
1,000,000	2.88%, 05/06/2025	993,660
1,500,000	5.82%, 06/16/2028	1,705,378
1,000,000	1.88%, 03/15/2029	919,939
1,000,000	Asian Infrastructure Investment Bank 3.38%, 06/29/2025	1,000,510
500,000	Canada Government International Bond(b) 0.75%, 05/19/2026	456,562
	Chile Government International Bond
500,000	2.75%, 01/31/2027	466,875
2,500,000	3.50%, 01/25/2050	1,909,673
500,000	3.25%, 09/21/2071	334,295
500,000	Corp Andina de Fomento 2.25%, 02/08/2027	462,888
1,500,000	Council of Europe Development Bank 0.88%, 09/22/2026	1,366,279
1,000,000	European Bank for Reconstruction & Development 0.50%, 11/25/2025	913,334
	European Investment Bank
2,500,000	2.63%, 03/15/2024	2,482,225
2,000,000	0.63%, 07/25/2025	1,855,960
1,000,000	1.38%, 03/15/2027(b)	922,425
1,000,000	1.75%, 03/15/2029(b)	913,070
1,000,000	Export Development Canada 2.63%, 02/21/2024	995,366
1,000,000	Export-Import Bank of Korea 2.63%, 05/26/2026	965,008
	Hungary Government International Bond(a)
1,000,000	2.13%, 09/22/2031	771,528
1,000,000	3.13%, 09/21/2051	658,688
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	954,942
	Inter-American Development Bank
1,500,000	0.50%, 09/23/2024(b)	1,417,527
2,000,000	0.63%, 07/15/2025	1,852,156
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,500,000	0.88%, 04/20/2026	$ 1,377,570
1,000,000	1.13%, 07/20/2028	885,670
500,000	Inter-American Investment Corp 2.63%, 04/22/2025	491,738
	International Bank for Reconstruction & Development
1,000,000	0.75%, 11/24/2027	879,446
9,500,000	1.13%, 09/13/2028(b)	8,389,830
500,000	0.75%, 08/26/2030	412,861
1,000,000	1.25%, 02/10/2031	854,563
400,000	International Finance Corp 0.38%, 07/16/2025	368,828
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	973,750
3,500,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,343,553
	Mexico Government International Bond
2,000,000	4.75%, 04/27/2032(b)	1,917,383
500,000	3.50%, 02/12/2034	412,995
1,750,000	4.60%, 01/23/2046	1,399,308
1,000,000	3.77%, 05/24/2061	647,612
1,000,000	Nordic Investment Bank 0.50%, 01/21/2026	911,976
2,000,000	Panama Government International Bond 3.16%, 01/23/2030	1,775,920
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	970,000
400,000	Perusahaan Penerbit SBSN Indonesia III(a) 4.70%, 06/06/2032	393,108
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	869,880
500,000	3.00%, 01/15/2034	410,153
1,000,000	3.55%, 03/10/2051(b)	746,177
	Philippine Government International Bond
500,000	5.50%, 03/30/2026	521,708
2,000,000	3.00%, 02/01/2028	1,888,886
500,000	2.95%, 05/05/2045	359,274
1,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	952,958
1,500,000	Province of British Columbia Canada(b) 1.30%, 01/29/2031	1,263,095
1,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	953,986
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026(b)	910,656
500,000	3.10%, 05/19/2027	491,986
1,000,000	1.13%, 10/07/2030	831,460
1,500,000	1.80%, 10/14/2031	1,295,244

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Province of Quebec Canada
$ 500,000	2.75%, 04/12/2027	$ 488,081
2,000,000	1.35%, 05/28/2030(b)	1,697,306
1,000,000	Province of Saskatchewan Canada(b) 3.25%, 06/08/2027	994,502
	Republic of Italy Government International Bond
1,000,000	2.88%, 10/17/2029	877,610
1,000,000	3.88%, 05/06/2051	786,292
500,000	Republic of Poland Government International Bond 3.25%, 04/06/2026	484,350
1,000,000	Svensk Exportkredit AB 0.63%, 05/14/2025	930,205
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	505,156
500,000	4.98%, 04/20/2055	493,446
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.44% (Cost $80,265,517)		$ 71,972,449
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.10%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	481,623
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	291,376
	Series 2019-BN20 Class ASB
2,200,000	2.93%, 09/15/2062	2,074,611
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,891,870
	BBCMS Mortgage Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,300,692
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	848,922
	Benchmark Mortgage Trust
	Series 2018-B3 Class AAB
428,000	3.97%, 04/10/2051	423,657
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	285,466
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	874,618
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	962,818
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	$ 2,459,741
	COMM Mortgage Trust
	Series 2013-CR8 Class A4
86,057	3.33%, 06/10/2046	85,462
	Series 2018-COR3 Class A3
238,000	4.23%, 05/10/2051	235,617
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,765,140
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
1,615,000	3.44%, 11/10/2049(d)	1,554,261
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/01/2052	922,012
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	634,955
550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	537,082
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
2,400,000	3.84%, 09/15/2058	2,371,866
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	890,304
		22,892,093
U.S. Government Agency — 28.36%
	Federal Home Loan Mortgage Corp
165,308	4.00%, 05/01/2026	167,231
131,951	3.00%, 01/01/2027	131,639
3,577	7.50%, 05/01/2027	3,762
378,014	2.50%, 11/01/2028	372,537
272,069	3.00%, 01/01/2029	270,514
723,274	3.00%, 02/01/2029	721,552
8,925	6.50%, 04/01/2029	9,372
1,286	7.50%, 08/01/2030	1,391
1,613,703	2.50%, 12/01/2031	1,584,216
294,032	2.50%, 02/01/2032	288,658
188,045	3.50%, 04/01/2032	188,223
39,412	6.50%, 11/01/2032	41,386
297,047	3.00%, 04/01/2033	296,068
174,010	3.50%, 05/01/2033	174,362
217,561	3.50%, 06/01/2033	217,768
375,321	4.00%, 07/01/2033	385,148

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 176,366	3.50%, 03/01/2034	$ 176,722
308,612	4.00%, 06/01/2034	314,130
277,374	3.50%, 09/01/2034	277,127
402,899	2.00%, 10/01/2034	378,501
168,890	2.50%, 02/01/2035	161,679
284,298	2.50%, 03/01/2035	272,311
1,467,038	2.00%, 07/01/2035	1,370,942
378,639	3.00%, 07/01/2035	371,642
485,421	2.00%, 10/01/2035	453,621
1,786,304	1.50%, 12/01/2035	1,626,817
179,722	2.00%, 12/01/2035	167,947
293,835	2.00%, 01/01/2036	274,583
450,308	1.50%, 02/01/2036	410,099
929,832	2.00%, 03/01/2036	869,353
10,430	6.00%, 03/01/2036	11,340
9,005	6.00%, 04/01/2036	9,836
1,121,921	1.50%, 05/01/2036	1,021,733
1,165,992	2.00%, 05/01/2036	1,089,557
608,660	2.50%, 06/01/2036	582,474
42,608	5.00%, 06/01/2036	44,844
1,479,426	1.50%, 07/01/2036	1,347,272
785,043	2.00%, 07/01/2036	733,580
274,421	1.00%, 08/01/2036	245,150
956,530	1.50%, 09/01/2036	871,080
900,016	2.00%, 09/01/2036	841,012
736,203	3.00%, 09/01/2036	720,489
3,863,633	2.00%, 10/01/2036	3,610,292
591,185	2.50%, 10/01/2036	565,192
2,822,053	1.50%, 12/01/2036	2,569,884
437,149	1.50%, 03/01/2037	397,949
651,733	2.50%, 03/01/2037	623,044
1,299,985	2.00%, 04/01/2037	1,214,731
13,195	5.50%, 11/01/2037	13,805
10,579	5.50%, 12/01/2037	11,007
105,656	3.50%, 10/01/2038	103,404
83,704	5.00%, 12/01/2039	88,206
192,319	5.00%, 02/01/2040	202,661
145,531	5.00%, 05/01/2040	153,336
268,158	2.50%, 07/01/2040	246,814
231,993	2.50%, 08/01/2040	212,983
83,592	5.00%, 08/01/2040	88,072
428,285	1.50%, 11/01/2040	364,622
555,466	2.00%, 12/01/2040	496,565
753,557	4.00%, 02/01/2041	761,061
829,079	2.00%, 03/01/2041	741,158
118,761	4.00%, 04/01/2041	120,227
272,201	1.50%, 05/01/2041	231,721
395,994	2.50%, 07/01/2041	364,449
577,298	2.00%, 08/01/2041	516,069
1,894,880	2.00%, 10/01/2041	1,693,899
687,271	2.00%, 11/01/2041	614,376
701,409	1.50%, 12/01/2041	600,564
354,461	3.50%, 11/01/2042	348,654
298,920	3.50%, 05/01/2043	294,021
477,229	4.00%, 11/01/2043	481,918
472,398	3.50%, 11/01/2044	463,731
1,185,995	3.00%, 04/01/2045	1,127,782
802,046	3.00%, 08/01/2045	762,839
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 416,626	3.50%, 10/01/2045	$ 407,429
285,305	3.50%, 04/01/2046	278,722
2,838,377	3.00%, 02/01/2047	2,686,737
542,601	2.50%, 03/01/2047	492,434
568,700	3.50%, 11/01/2047	556,573
579,350	4.00%, 11/01/2047	580,952
436,280	4.00%, 03/01/2048	437,461
1,234,929	3.50%, 08/01/2048	1,208,593
247,272	4.00%, 08/01/2048	247,494
176,666	4.50%, 08/01/2048	177,985
161,276	4.00%, 09/01/2048	161,572
3,537,452	4.00%, 11/01/2048	3,540,526
75,806	4.00%, 01/01/2049	75,842
1,494,681	3.50%, 05/01/2049	1,457,843
5,076,473	3.50%, 06/01/2049	4,932,597
686,097	5.50%, 06/01/2049	714,169
365,733	4.50%, 08/01/2049	370,097
734,785	5.00%, 08/01/2049	756,036
368,454	3.00%, 09/01/2049	345,182
540,232	4.00%, 09/01/2049	538,464
853,981	2.50%, 10/01/2049	771,722
367,139	3.00%, 10/01/2049	344,551
80,922	3.50%, 10/01/2049	78,541
213,118	4.00%, 10/01/2049	212,618
1,174,872	4.50%, 11/01/2049	1,195,952
2,191,302	3.50%, 12/01/2049	2,128,099
1,681,305	3.00%, 02/01/2050	1,577,252
161,453	3.00%, 03/01/2050	153,057
234,400	5.00%, 03/01/2050	241,238
409,550	3.00%, 04/01/2050	382,431
665,504	3.50%, 04/01/2050	646,675
1,777,786	2.50%, 05/01/2050	1,606,953
810,894	4.00%, 05/01/2050	811,868
3,193,567	2.50%, 07/01/2050	2,881,048
127,824	4.00%, 07/01/2050	127,046
990,694	4.50%, 07/01/2050	996,182
1,369,329	2.00%, 08/01/2050	1,195,669
3,381,422	3.00%, 08/01/2050	3,156,874
6,337,691	2.00%, 09/01/2050	5,523,125
3,265,462	2.50%, 09/01/2050	2,943,359
4,098,146	3.00%, 09/01/2050	3,824,051
244,367	3.50%, 09/01/2050	236,720
111,467	4.00%, 09/01/2050	110,693
1,061,774	2.50%, 10/01/2050	957,871
1,174,568	1.50%, 11/01/2050	976,390
7,547,202	2.00%, 11/01/2050	6,578,042
2,055,332	1.50%, 12/01/2050	1,708,545
553,613	3.00%, 12/01/2050	516,781
5,761,149	2.00%, 01/01/2051	5,021,140
605,450	2.50%, 01/01/2051	545,729
2,839,485	1.50%, 03/01/2051	2,360,205
7,979,205	2.00%, 03/01/2051	6,955,651
914,613	1.50%, 04/01/2051	760,233
620,715	2.50%, 04/01/2051	559,267
2,471,712	2.00%, 05/01/2051	2,147,870
3,957,481	2.50%, 05/01/2051	3,565,692
1,112,511	1.50%, 06/01/2051	924,727
1,419,165	3.50%, 06/01/2051	1,368,033

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,107,327	2.00%, 08/01/2051	$ 1,837,095
1,622,249	2.50%, 08/01/2051	1,461,634
5,533,193	2.50%, 09/01/2051	4,987,454
2,339,517	1.50%, 10/01/2051	1,944,620
11,083,841	2.00%, 10/01/2051	9,646,017
9,476,908	2.50%, 10/01/2051	8,537,984
9,541,885	2.00%, 11/01/2051	8,310,597
3,991,982	2.50%, 11/01/2051	3,596,750
2,658,265	2.00%, 12/01/2051	2,311,576
4,416,012	2.50%, 12/01/2051	3,977,472
2,599,769	3.00%, 12/01/2051	2,427,438
2,434,025	2.00%, 01/01/2052	2,114,159
483,626	2.50%, 01/01/2052	435,742
2,435,469	2.50%, 02/01/2052	2,194,602
5,066,673	2.00%, 03/01/2052	4,402,763
2,865,025	3.00%, 03/01/2052	2,671,529
441,024	3.50%, 03/01/2052	424,661
2,410,877	3.50%, 04/01/2052	2,325,235
5,648,542	3.00%, 05/01/2052	5,268,617
1,700,000	3.50%, 06/01/2052	1,641,902
622,577	4.50%, 06/01/2052	625,694
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	992,849
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	1,880,768
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,084,552
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,793,301
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,385,822
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	931,081
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,897,891
	Series K104 Class A2
300,000	2.25%, 01/25/2030	274,821
	Series K127 Class A2
500,000	2.11%, 01/25/2031	445,041
	Series K729 Class AM
1,500,000	3.20%, 11/25/2024	1,490,010
	Federal National Mortgage Association
278	8.00%, 11/01/2022	278
1,301,966	2.50%, 06/01/2028	1,282,896
20,398	6.00%, 01/01/2029	21,442
289,002	3.00%, 03/01/2029	288,051
224,617	3.50%, 04/01/2029	226,005
121,632	3.50%, 09/01/2029	121,764
162,810	4.00%, 09/01/2030	165,553
495,229	3.00%, 10/01/2030	493,598
75,912	8.00%, 10/01/2030	80,986
1,104,579	2.50%, 09/01/2031	1,083,399
287,725	2.00%, 10/01/2031	275,141
141,428	3.50%, 01/01/2032	141,432
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 93,219	3.50%, 02/01/2032	$ 93,323
43,107	6.50%, 06/01/2032	45,585
413,708	3.00%, 08/01/2032	410,050
44,131	6.50%, 08/01/2032	46,602
1,382,581	3.00%, 10/01/2032	1,370,349
121,495	3.00%, 11/01/2032	119,477
430,309	2.50%, 01/01/2033	422,121
456,106	3.00%, 02/01/2033	447,948
149,685	5.50%, 03/01/2033	158,940
21,295	5.00%, 09/01/2033	22,258
2,092,624	3.00%, 12/01/2033	2,070,793
32,260	5.50%, 01/01/2034	33,969
174,842	4.00%, 02/01/2034	177,283
272,840	3.50%, 03/01/2034	273,142
108,033	5.50%, 03/01/2034	114,278
100,650	5.50%, 05/01/2034	107,863
502,554	3.50%, 07/01/2034	500,859
239,224	2.50%, 09/01/2034	229,901
29,675	5.50%, 02/01/2035	31,792
343,554	3.00%, 03/01/2035	337,426
328,524	3.00%, 04/01/2035	322,186
311,712	5.00%, 05/01/2035	327,741
963,215	2.50%, 06/01/2035	922,029
392,443	3.50%, 06/01/2035	392,082
6,278	5.00%, 07/01/2035	6,582
603,474	2.00%, 09/01/2035	563,942
60,817	5.00%, 09/01/2035	63,954
871,742	1.50%, 10/01/2035	793,659
68,351	5.00%, 10/01/2035	71,904
43,180	6.00%, 10/01/2035	47,274
54,537	5.50%, 11/01/2035	58,473
2,056,283	2.00%, 12/01/2035	1,921,562
1,005,446	2.50%, 01/01/2036	962,498
950,968	1.50%, 02/01/2036	866,053
1,707,340	2.00%, 02/01/2036	1,595,454
458,383	3.50%, 04/01/2036	458,392
51,220	6.00%, 04/01/2036	55,606
495,256	1.50%, 05/01/2036	451,018
1,615,128	2.00%, 05/01/2036	1,509,271
819,590	2.50%, 05/01/2036	783,560
2,260,481	2.00%, 06/01/2036	2,112,290
4,070,363	2.50%, 06/01/2036	3,891,421
1,177,953	1.50%, 07/01/2036	1,072,387
3,686	6.50%, 08/01/2036	3,867
916,747	1.50%, 09/01/2036	834,572
3,385,038	2.00%, 09/01/2036	3,163,118
188,579	1.00%, 10/01/2036	167,643
2,533,263	1.50%, 10/01/2036	2,306,165
418,709	2.00%, 11/01/2036	391,250
38,776	5.50%, 11/01/2036	41,619
546,040	6.00%, 12/01/2036	595,380
1,342,378	1.50%, 01/01/2037	1,222,030
2,000,349	2.00%, 01/01/2037	1,869,164
896,972	3.00%, 01/01/2037	877,065
219,729	2.00%, 02/01/2037	205,925
780,761	2.00%, 03/01/2037	730,985
1,213,907	3.00%, 04/01/2037	1,188,853
31,907	5.00%, 07/01/2037	33,532

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 175,413	5.50%, 08/01/2037	$ 188,061
281,567	5.50%, 01/01/2038	302,240
132,753	6.00%, 03/01/2038	145,513
65,338	5.50%, 07/01/2038	70,190
42,384	2.50%, 05/01/2039	38,937
39,162	6.00%, 05/01/2039	42,926
296,027	4.50%, 08/01/2039	304,731
350,426	5.00%, 08/01/2039	368,922
297,998	5.00%, 12/01/2039	313,727
149,779	4.50%, 03/01/2040	154,180
660,335	2.50%, 05/01/2040	607,977
929,936	3.00%, 05/01/2040	905,537
211,422	5.00%, 06/01/2040	219,641
169,812	4.50%, 08/01/2040	175,249
547,103	2.00%, 09/01/2040	489,319
314,563	2.50%, 09/01/2040	289,568
994,324	2.00%, 11/01/2040	889,035
104,602	4.50%, 11/01/2040	107,961
150,214	5.00%, 11/01/2040	158,128
338,155	1.50%, 01/01/2041	288,039
606,983	2.00%, 02/01/2041	542,667
1,408,779	4.00%, 02/01/2041	1,423,268
575,580	4.50%, 03/01/2041	590,815
383,063	1.50%, 05/01/2041	326,343
267,158	2.00%, 05/01/2041	238,860
393,479	5.00%, 05/01/2041	414,118
378,046	2.00%, 06/01/2041	337,995
613,318	1.50%, 09/01/2041	523,943
1,293,319	2.50%, 09/01/2041	1,190,292
831,287	1.50%, 10/01/2041	712,096
1,175,503	2.00%, 10/01/2041	1,050,824
301,745	2.50%, 10/01/2041	278,081
192,381	4.50%, 10/01/2041	198,575
891,532	2.00%, 12/01/2041	796,972
545,548	3.50%, 12/01/2041	536,216
540,322	4.00%, 01/01/2042	546,467
451,346	2.00%, 03/01/2042	401,229
444,052	2.50%, 04/01/2042	408,686
308,311	3.00%, 09/01/2042	294,814
819,912	3.00%, 12/01/2042	783,637
894,103	3.00%, 02/01/2043	854,801
368,280	3.00%, 04/01/2043	351,872
657,531	3.50%, 04/01/2043	641,208
1,514,395	3.50%, 05/01/2043	1,488,182
176,200	4.00%, 07/01/2043	177,450
684,686	3.00%, 08/01/2043	654,071
419,517	3.50%, 08/01/2043	412,250
174,614	4.00%, 09/01/2043	175,846
425,821	3.50%, 08/01/2044	418,473
743,508	4.00%, 08/01/2044	749,796
230,171	4.00%, 06/01/2045	231,794
1,602,475	2.50%, 07/01/2045	1,448,966
499,968	3.50%, 11/01/2045	486,558
1,449,520	3.50%, 02/01/2046	1,417,478
1,603,147	3.00%, 06/01/2046	1,520,856
383,540	2.50%, 10/01/2046	347,963
1,520,656	3.00%, 10/01/2046	1,440,509
309,265	4.00%, 10/01/2046	311,317
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 853,361	3.00%, 12/01/2046	$ 807,791
408,380	3.50%, 12/01/2046	399,328
336,272	4.00%, 03/01/2047	337,705
428,425	4.00%, 06/01/2047	429,856
354,719	4.00%, 07/01/2047	353,491
2,604,705	3.50%, 10/01/2047	2,544,686
972,298	4.00%, 10/01/2047	973,166
335,588	4.00%, 10/01/2048	335,884
410,892	4.00%, 11/01/2048	411,637
2,902,581	4.50%, 11/01/2048	2,941,699
330,828	5.00%, 11/01/2048	340,833
403,439	4.50%, 02/01/2049	405,636
2,670,677	4.00%, 06/01/2049	2,660,210
2,634,364	4.00%, 07/01/2049	2,643,751
1,049,497	4.50%, 07/01/2049	1,057,401
1,700,394	3.50%, 08/01/2049	1,653,793
1,119,319	4.00%, 08/01/2049	1,113,643
437,576	3.00%, 09/01/2049	410,084
1,086,281	3.50%, 09/01/2049	1,054,329
1,030,015	4.50%, 10/01/2049	1,042,148
1,505,779	3.50%, 11/01/2049	1,469,529
1,571,335	3.00%, 12/01/2049	1,475,123
1,350,641	3.50%, 12/01/2049	1,311,722
1,031,062	3.00%, 01/01/2050	968,223
393,651	4.00%, 01/01/2050	389,775
3,216,531	3.00%, 03/01/2050	3,004,909
746,136	3.50%, 03/01/2050	726,769
527,025	3.00%, 04/01/2050	492,237
1,596,642	2.50%, 05/01/2050	1,441,822
843,004	3.50%, 05/01/2050	818,064
395,005	4.00%, 06/01/2050	392,262
213,775	4.50%, 06/01/2050	215,384
447,285	2.50%, 07/01/2050	403,591
2,793,469	3.00%, 07/01/2050	2,608,723
598,439	4.00%, 07/01/2050	593,502
4,392,175	2.00%, 08/01/2050	3,829,953
2,529,506	2.50%, 08/01/2050	2,288,422
1,196,596	2.50%, 09/01/2050	1,079,749
1,487,073	3.00%, 09/01/2050	1,388,086
2,339,865	2.50%, 10/01/2050	2,110,789
3,056,988	1.50%, 11/01/2050	2,544,463
2,818,498	2.00%, 11/01/2050	2,457,662
704,165	2.50%, 11/01/2050	634,505
88,535	4.00%, 12/01/2050	87,658
9,564,206	2.00%, 01/01/2051	8,339,450
660,101	3.50%, 01/01/2051	638,809
3,941,257	2.00%, 02/01/2051	3,436,974
1,627,393	2.50%, 02/01/2051	1,466,683
1,991,465	2.50%, 03/01/2051	1,795,655
571,035	3.50%, 03/01/2051	555,238
1,190,931	1.50%, 04/01/2051	990,806
3,732,604	2.50%, 04/01/2051	3,363,941
2,718,045	2.00%, 05/01/2051	2,361,490
10,485,293	3.00%, 05/01/2051	9,791,004
465,885	2.00%, 06/01/2051	405,713
3,770,153	2.50%, 06/01/2051	3,404,552
7,830,327	2.00%, 07/01/2051	6,828,593
1,306,200	2.50%, 08/01/2051	1,176,927

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 830,113	3.00%, 08/01/2051	$ 774,737
1,328,013	1.50%, 09/01/2051	1,104,623
8,510,917	2.00%, 09/01/2051	7,413,383
13,991,268	2.50%, 09/01/2051	12,627,138
2,005,229	1.50%, 10/01/2051	1,667,997
17,859,560	2.00%, 10/01/2051	15,564,328
15,711,398	2.50%, 10/01/2051	14,191,584
2,372,050	2.50%, 11/01/2051	2,137,275
2,617,670	3.50%, 11/01/2051	2,536,015
4,848,965	2.00%, 12/01/2051	4,220,142
864,556	2.50%, 12/01/2051	778,962
5,355,207	2.00%, 01/01/2052	4,662,040
2,521,259	2.50%, 01/01/2052	2,271,627
3,040,900	2.00%, 02/01/2052	2,646,712
1,323,639	4.00%, 04/01/2052	1,306,789
2,503,051	3.50%, 05/01/2052	2,410,151
1,056,349	4.00%, 05/01/2052	1,042,901
2,297,021	4.00%, 06/01/2052	2,272,018
2,500,000	3.00%, 07/01/2052	2,331,360
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
854,190	2.66%, 12/25/2026(d)	826,775
	Series 2018-M12 Class A2
350,000	3.77%, 08/25/2030(d)	350,254
	Series 2019-M1 Class A2
1,989,803	3.67%, 09/25/2028(d)	1,993,509
	Series 2019-M22 Class A2
966,118	2.52%, 08/25/2029	905,236
	Series 2021-M12 Class 2A2
1,000,000	2.20%, 05/25/2033(d)	865,661
	Government National Mortgage Association
1,355	7.00%, 07/15/2025	1,376
1,201	7.50%, 12/15/2025	1,204
34,839	3.50%, 02/15/2026	34,861
110,239	5.00%, 11/15/2033	116,774
18,256	5.50%, 12/15/2035	19,839
27,456	5.00%, 12/20/2035	29,195
53,773	6.00%, 01/20/2036	58,825
59,781	5.50%, 02/20/2036	64,560
371,544	2.50%, 05/20/2036	354,956
171,416	2.00%, 06/20/2036	159,184
238,088	2.00%, 12/20/2036	221,293
361,931	5.00%, 06/15/2039	382,192
111,339	4.00%, 05/20/2040	113,202
93,945	4.50%, 07/20/2040	98,218
90,093	4.50%, 09/20/2040	94,198
384,244	4.00%, 10/15/2040	391,741
171,029	4.00%, 09/15/2041	173,532
36,736	4.50%, 12/20/2041	38,749
737,070	2.50%, 12/20/2042	675,896
192,438	3.00%, 02/15/2043	183,675
2,212,371	3.50%, 06/20/2044	2,188,224
805,859	3.50%, 10/20/2044	798,408
679,712	4.50%, 11/20/2044	712,629
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 591,334	3.50%, 02/20/2046	$ 583,342
196,946	4.00%, 03/20/2046	196,844
729,427	3.00%, 08/20/2046	699,652
2,457,113	3.00%, 09/20/2046	2,344,868
646,191	3.50%, 10/20/2046	638,227
2,958,413	3.00%, 12/20/2046	2,837,526
4,013,047	3.00%, 01/20/2047	3,849,266
4,306,758	3.50%, 04/20/2047	4,233,635
714,322	3.50%, 08/20/2047	702,955
513,083	4.50%, 11/15/2047	533,272
2,539,662	3.00%, 02/20/2048	2,416,804
170,781	5.00%, 11/20/2048	175,894
2,916,642	4.00%, 12/20/2048	2,908,939
1,553,423	4.50%, 12/20/2048	1,580,795
324,905	4.50%, 03/20/2049	330,630
2,179,865	4.00%, 05/20/2049	2,195,353
162,416	2.50%, 08/20/2049	149,303
176,233	5.00%, 11/20/2049	182,210
502,849	2.50%, 02/20/2050	462,207
2,015,230	3.50%, 04/20/2050	1,970,881
365,673	5.00%, 04/20/2050	377,828
2,142,084	2.50%, 06/20/2050	1,968,741
789,048	4.00%, 06/20/2050	792,905
3,236,487	2.00%, 08/20/2050	2,893,340
4,291,738	2.50%, 08/20/2050	3,944,246
2,183,018	3.00%, 08/20/2050	2,067,282
1,473,501	3.50%, 08/20/2050	1,440,059
225,184	4.00%, 08/20/2050	225,487
509,814	3.00%, 09/20/2050	482,782
761,813	3.50%, 09/20/2050	744,701
327,447	4.00%, 09/20/2050	328,444
1,570,456	2.00%, 10/20/2050	1,403,792
1,582,824	2.50%, 10/20/2050	1,454,553
3,452,455	3.00%, 10/20/2050	3,282,015
1,420,468	3.50%, 11/20/2050	1,389,487
4,248,135	2.00%, 12/20/2050	3,789,171
1,671,352	2.50%, 12/20/2050	1,535,726
539,480	3.50%, 12/20/2050	527,405
1,940,765	2.00%, 02/20/2051	1,730,304
4,563,118	2.00%, 03/20/2051	4,061,420
2,179,940	2.50%, 03/20/2051	2,002,868
513,832	1.50%, 04/20/2051	438,260
2,257,990	2.00%, 04/20/2051	2,020,762
2,492,322	2.50%, 06/20/2051	2,289,992
850,090	2.50%, 08/20/2051	779,523
1,165,842	3.00%, 08/20/2051	1,101,992
5,331,283	2.00%, 09/20/2051	4,745,172
9,776,584	2.50%, 09/20/2051	8,981,823
3,016,691	2.50%, 10/20/2051	2,771,258
1,458,378	3.00%, 10/20/2051	1,378,461
177,145	5.00%, 10/20/2051	182,185
2,395,082	2.00%, 11/20/2051	2,131,140
428,297	3.00%, 11/20/2051	404,725
1,766,872	3.50%, 11/20/2051	1,719,694
3,625,064	2.50%, 12/20/2051	3,328,989
797,312	4.50%, 12/20/2051	811,361
4,115,203	2.00%, 01/20/2052	3,660,848
485,731	3.00%, 01/20/2052	458,684

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,181,200	2.00%, 02/20/2052	$ 1,050,610
2,204,474	3.00%, 02/20/2052	2,081,522
2,844,633	2.00%, 03/20/2052	2,529,748
2,093,020	2.50%, 04/20/2052	1,919,147
1,627,437	3.00%, 04/20/2052	1,536,379
979,249	4.00%, 04/20/2052	976,422
1,845,523	3.50%, 05/20/2052	1,795,625
625,000	4.00%, 06/20/2052	623,196
		593,993,621
TOTAL MORTGAGE-BACKED SECURITIES — 29.46% (Cost $684,521,226)		$ 616,885,714
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston TX Combined Utility System Revenue Series B 3.83%, 05/15/2028	999,531
80,000	Energy Northwest Series B 2.81%, 07/01/2024	79,582
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,442,417
2,000,000	Port of Morrow 2.99%, 09/01/2036	1,720,290
600,000	State of Illinois 5.10%, 06/01/2033	603,654
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	989,416
TOTAL MUNICIPAL BONDS AND NOTES — 0.28% (Cost $6,094,554)		$ 5,834,890
U.S. GOVERNMENT AGENCY BONDS AND NOTES
1,000,000	Federal Farm Credit Bank Funding Corp 0.23%, 01/19/2024	960,452
	Federal Home Loan Bank
600,000	5.75%, 06/12/2026	659,397
4,000,000	1.00%, 10/07/2026	3,690,722
2,000,000	3.25%, 11/16/2028	2,006,602
	Federal Home Loan Mortgage Corp(b)
5,000,000	1.50%, 02/12/2025	4,806,236
2,000,000	0.38%, 09/23/2025	1,834,589
7,000,000	Federal National Mortgage Association 2.13%, 04/24/2026	6,759,908
	Tennessee Valley Authority
1,000,000	0.75%, 05/15/2025	935,326
2,000,000	1.50%, 09/15/2031	1,700,712
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.11% (Cost $25,137,903)		$ 23,353,944
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
$13,000,000	1.25%, 07/31/2023	$ 12,765,391
9,000,000	2.50%, 08/15/2023	8,951,484
26,000,000	1.38%, 09/30/2023(b)	25,495,234
37,000,000	0.13%, 10/15/2023	35,670,313
13,500,000	2.75%, 11/15/2023	13,459,395
24,000,000	2.25%, 01/31/2024	23,727,187
19,000,000	0.13%, 02/15/2024	18,153,164
16,000,000	2.13%, 02/29/2024	15,782,500
22,000,000	0.38%, 04/15/2024	21,001,406
11,000,000	0.25%, 05/15/2024	10,454,727
1,500,000	2.50%, 05/15/2024	1,486,523
8,000,000	0.38%, 07/15/2024	7,588,125
62,676,000	0.38%, 08/15/2024	59,290,027
9,500,000	2.38%, 08/15/2024	9,374,199
13,000,000	1.50%, 09/30/2024	12,575,469
5,250,000	2.25%, 11/15/2024	5,160,996
12,000,000	1.50%, 11/30/2024	11,575,781
22,000,000	1.38%, 01/31/2025	21,100,234
10,500,000	2.00%, 02/15/2025	10,230,527
13,250,000	2.13%, 05/15/2025	12,925,479
34,000,000	0.25%, 05/31/2025	31,374,297
35,000,000	0.25%, 06/30/2025	32,224,609
6,000,000	0.25%, 09/30/2025	5,481,797
4,000,000	2.25%, 11/15/2025	3,895,938
13,000,000	0.38%, 11/30/2025	11,873,672
5,500,000	1.63%, 02/15/2026	5,227,363
11,000,000	0.50%, 02/28/2026	10,025,898
32,642,000	0.75%, 08/31/2026(b)	29,711,871
7,000,000	2.00%, 11/15/2026	6,692,656
12,500,000	0.63%, 03/31/2027(b)	11,158,691
11,000,000	0.50%, 04/30/2027	9,735,859
1,500,000	2.38%, 05/15/2027	1,452,070
12,500,000	0.50%, 06/30/2027	11,018,066
1,000,000	2.25%, 08/15/2027	960,508
9,000,000	0.38%, 09/30/2027	7,828,594
7,000,000	0.63%, 12/31/2027	6,134,023
6,000,000	2.75%, 02/15/2028	5,895,234
18,000,000	1.13%, 02/29/2028	16,184,531
2,000,000	1.25%, 04/30/2028	1,803,984
9,500,000	2.88%, 05/15/2028	9,389,043
8,000,000	1.25%, 05/31/2028	7,206,250
13,500,000	1.00%, 07/31/2028	11,939,590
32,474,000	1.13%, 08/31/2028	28,900,592
1,500,000	3.13%, 11/15/2028	1,503,106
7,000,000	1.38%, 12/31/2028(b)	6,309,570
3,500,000	2.63%, 02/15/2029	3,407,715
3,500,000	2.38%, 05/15/2029	3,353,027
3,000,000	2.75%, 05/31/2029	2,940,938
5,500,000	1.63%, 08/15/2029	5,007,578
5,000,000	0.63%, 05/15/2030	4,169,141
5,000,000	0.63%, 08/15/2030	4,145,313
9,000,000	0.88%, 11/15/2030	7,599,023
11,000,000	1.13%, 02/15/2031	9,452,266
8,807,000	1.25%, 08/15/2031	7,581,589
2,000,000	1.38%, 11/15/2031	1,734,688
6,000,000	1.88%, 02/15/2032	5,435,625

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,500,000	2.88%, 05/15/2032	$ 2,471,875
9,500,000	1.13%, 05/15/2040	6,612,891
11,000,000	1.13%, 08/15/2040	7,599,453
7,500,000	1.38%, 11/15/2040	5,401,465
21,500,000	1.88%, 02/15/2041	16,861,543
35,901,000	1.75%, 08/15/2041	27,308,600
4,000,000	2.00%, 11/15/2041	3,176,875
5,000,000	2.38%, 02/15/2042	4,239,844
4,000,000	3.25%, 05/15/2042	3,903,750
5,000,000	3.00%, 11/15/2044	4,633,398
13,000,000	2.50%, 02/15/2045	11,025,625
11,500,000	2.50%, 02/15/2046	9,751,191
4,500,000	3.00%, 02/15/2047	4,202,051
3,000,000	2.75%, 11/15/2047	2,687,578
16,500,000	1.25%, 05/15/2050	10,498,125
9,000,000	1.38%, 08/15/2050	5,924,180
10,000,000	1.63%, 11/15/2050	7,033,203
12,500,000	1.88%, 02/15/2051	9,376,465
28,976,000	2.00%, 08/15/2051	22,394,147
4,000,000	1.88%, 11/15/2051	3,001,250
5,000,000	2.25%, 02/15/2052(b)	4,114,844
3,000,000	2.88%, 05/15/2052	2,833,594
TOTAL U.S. TREASURY BONDS AND NOTES — 40.14% (Cost $921,390,031)		$ 840,574,823
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,863,000	BlackRock FedFund Institutional Class(e), 1.32%(f)	1,863,000
7,045,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(e), 1.46%(f)	7,045,000
1,863,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 1.38%(f)	1,863,000
1,863,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.84%(f)	1,863,000
8,105,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(e), 1.38%(f)	8,105,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.99% (Cost $20,739,000)		$ 20,739,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.32%
$ 6,600,000	Federal Home Loan Bank(g) 1.01%, 07/01/2022	$ 6,600,000
Repurchase Agreements — 3.56%
22,661,192	Undivided interest of 20.81% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $22,661,192 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(e)	22,661,192
22,661,193	Undivided interest of 20.92% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $22,661,193 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(e)	22,661,193
6,644,324	Undivided interest of 31.46% in a repurchase agreement (principal amount/value $21,131,348 with a maturity value of $21,132,228) with Citigroup Global Markets Inc, 1.50%, dated 6/30/22 to be repurchased at $6,644,324 on 7/1/22 collateralized by U.S. Treasury securities, 1.88% - 3.25%, 6/30/24 - 5/15/52, with a value of $21,553,975.(e)	6,644,324

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$22,661,192	Undivided interest of 48.29% in a repurchase agreement (principal amount/value $46,928,436 with a maturity value of $46,930,457) with Bank of Montreal, 1.55%, dated 6/30/22 to be repurchased at $22,661,192 on 7/1/22 collateralized by various U.S. Government Agency securities, 2.00% - 5.50%, 5/1/35 - 5/20/72, with a value of $47,867,005.(e)	$ 22,661,192
		74,627,901
TOTAL SHORT TERM INVESTMENTS — 3.88% (Cost $81,227,901)		$ 81,227,901
TOTAL INVESTMENTS — 103.63% (Cost $2,407,690,638)		$2,170,176,981
OTHER ASSETS & LIABILITIES, NET — (3.63)%		$ (75,922,291)
TOTAL NET ASSETS — 100.00%		$2,094,254,690
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at June 30, 2022.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2022.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At June 30, 2022, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
JPMorgan Chase & Co	0.77%	08/09/2025	09/20/2021-10/04/2021	$4,718,517	$4,385,997	0.21%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West Bond Index Fund
ASSETS:
Investments in securities, fair value (including $93,303,478 of securities on loan)(a)	$2,095,549,080
Repurchase agreements, fair value(b)	74,627,901
Cash	1,176,082
Interest receivable	9,673,563
Subscriptions receivable	2,684,478
Receivable for investments sold	17,081,736
Total Assets	2,200,792,840
LIABILITIES:
Payable for director fees	7,369
Payable for investments purchased	7,456,782
Payable for other accrued fees	84,155
Payable for shareholder services fees	366,267
Payable to investment adviser	224,852
Payable upon return of securities loaned	95,366,901
Redemptions payable	3,031,824
Total Liabilities	106,538,150
NET ASSETS	$2,094,254,690
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$19,258,728
Paid-in capital in excess of par	2,327,003,130
Undistributed/accumulated deficit	(252,007,168)
NET ASSETS	$2,094,254,690
NET ASSETS BY CLASS
Investor Class	$1,291,459,906
Institutional Class	$802,794,784
CAPITAL STOCK:
Authorized
Investor Class	270,000,000
Institutional Class	330,000,000
Issued and Outstanding
Investor Class	99,886,353
Institutional Class	92,700,927
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.93
Institutional Class	$8.66
(a) Cost of investments	$2,333,062,737
(b) Cost of repurchase agreements	$74,627,901
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West Bond Index Fund
INVESTMENT INCOME:
Interest	$20,238,486
Income from securities lending	55,290
Total Income	20,293,776
EXPENSES:
Management fees	1,403,280
Shareholder services fees – Investor Class	2,233,273
Audit and tax fees	19,633
Custodian fees	29,533
Director's fees	16,275
Legal fees	2,432
Pricing fees	27,325
Registration fees	144,965
Shareholder report fees	14,249
Transfer agent fees	4,390
Other fees	6,506
Total Expenses	3,901,861
Less amount waived by investment adviser	55,149
Net Expenses	3,846,712
NET INVESTMENT INCOME	16,447,064
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(15,380,060)
Net Realized Loss	(15,380,060)
Net change in unrealized depreciation on investments	(246,166,376)
Net Change in Unrealized Depreciation	(246,166,376)
Net Realized and Unrealized Loss	(261,546,436)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(245,099,372)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Bond Index Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$16,447,064	$21,444,668
Net realized gain (loss)	(15,380,060)	8,721,660
Net change in unrealized depreciation	(246,166,376)	(67,747,572)
Net Decrease in Net Assets Resulting from Operations	(245,099,372)	(37,581,244)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,858,766)	(13,687,219)
Institutional Class	(8,625,882)	(23,773,466)
From Net Investment Income and Net Realized Gains	(15,484,648)	(37,460,685)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	258,097,308	1,075,485,513
Class L(a)	-	462
Institutional Class	94,041,123	214,538,968
Shares issued in reinvestment of distributions
Investor Class	6,858,766	13,687,219
Institutional Class	8,625,882	23,773,466
Shares redeemed
Investor Class	(171,444,547)	(231,533,757)
Class L(a)	-	(1,617)
Institutional Class	(145,275,207)	(163,602,093)
Net Increase in Net Assets Resulting from Capital Share Transactions	50,903,325	932,348,161
Total Increase (Decrease) in Net Assets	(209,680,695)	857,306,232
NET ASSETS:
Beginning of Period	2,303,935,385	1,446,629,153
End of Period	$2,094,254,690	$2,303,935,385
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	19,118,671	72,878,182
Class L(a)	-	50
Institutional Class	10,166,201	21,501,757
Shares issued in reinvestment of distributions
Investor Class	523,018	936,507
Institutional Class	977,565	2,410,915
Shares redeemed
Investor Class	(12,545,075)	(15,701,575)
Class L(a)	-	(176)
Institutional Class	(16,128,060)	(16,428,765)
Net Increase	2,112,320	65,596,895
(a)	Class L ceased operations on June 29, 2021.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$14.54	0.09	(1.63)	(1.54)	—	(0.07)	—	(0.07)	$12.93	(10.59%) (d)
12/31/2021	$15.12	0.16	(0.52)	(0.36)	—	(0.12)	(0.10)	(0.22)	$14.54	(2.39%)
12/31/2020	$14.51	0.22	0.82	1.04	—	(0.22)	(0.21)	(0.43)	$15.12	7.17%
12/31/2019	$13.57	0.32	0.77	1.09	(0.00) (e)	(0.15)	—	(0.15)	$14.51	8.09%
12/31/2018	$13.81	0.31	(0.37)	(0.06)	(0.00) (e)	(0.18)	—	(0.18)	$13.57	(0.41%)
12/31/2017	$13.54	0.27	0.14	0.41	(0.00) (e)	(0.14)	—	(0.14)	$13.81	3.06%
Institutional Class
6/30/2022(Unaudited)	$ 9.77	0.08	(1.10)	(1.02)	—	(0.09)	—	(0.09)	$ 8.66	(10.45%) (d)
12/31/2021	$10.22	0.14	(0.34)	(0.20)	—	(0.15)	(0.10)	(0.25)	$ 9.77	(1.98%)
12/31/2020	$ 9.97	0.20	0.55	0.75	—	(0.29)	(0.21)	(0.50)	$10.22	7.52%
12/31/2019	$ 9.46	0.26	0.53	0.79	(0.00) (e)	(0.28)	—	(0.28)	$ 9.97	8.44%
12/31/2018	$ 9.74	0.25	(0.25)	0.00	(0.00) (e)	(0.28)	—	(0.28)	$ 9.46	0.03%
12/31/2017	$ 9.67	0.23	0.09	0.32	(0.00) (e)	(0.25)	—	(0.25)	$ 9.74	3.30%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Investor Class
06/30/2022(Unaudited)	$1,291,460	0.51% (h)	0.50% (h)	1.38% (h)	17% (d)
12/31/2021	$1,349,431	0.50%	0.50%	1.05%	39%
12/31/2020	$ 524,344	0.51%	0.50%	1.47%	70%
12/31/2019	$ 246,097	0.50%	0.50%	2.29%	40%
12/31/2018	$ 305,517	0.51%	0.50%	2.31%	31%
12/31/2017	$ 330,201	0.50%	0.50%	1.99%	33%
Institutional Class
06/30/2022(Unaudited)	$ 802,795	0.15% (h)	0.15% (h)	1.73% (h)	17% (d)
12/31/2021	$ 954,505	0.14%	0.14%	1.43%	39%
12/31/2020	$ 922,284	0.14%	0.14%	1.96%	70%
12/31/2019	$ 979,903	0.14%	0.14%	2.65%	40%
12/31/2018	$ 869,484	0.14%	0.14%	2.66%	31%
12/31/2017	$ 981,158	0.15%	0.15%	2.35%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 39%, 70%, 40%, 31% and 33% for the years ended December 31 2020, 2019, 2018, and 2017, respectively.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on June 29, 2021. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2022

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 30, 2022

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. At June 30, 2022, there were no TBA's held.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At June 30, 2022, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2022

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$2,409,262,348
Gross unrealized appreciation on investments	786,865
Gross unrealized depreciation on investments	(239,872,232)
Net unrealized depreciation on investments	$(239,085,367)
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.13% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$59,620	$70,605	$49,911	$55,149	$0
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Semi-Annual Report - June 30, 2022

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $115,167,478 and $117,299,531, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $304,517,156 and $256,747,466, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $93,303,478 and received collateral as reported on the Statement of Assets and Liabilities of $95,366,901 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$16,345,700
Foreign Government Bonds and Notes	14,469,300
U.S. Government Agency Bonds and Notes	6,305,125
U.S. Treasury Bonds and Notes	58,246,776
Total secured borrowings	$95,366,901
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Bond Index Fund changed its name to the Empower Bond Index Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Bond Index Fund (the “Fund”), a series of the Company. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.

On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The

Board noted GWCM’s recent strategic initiatives, progress on the implementation of an enhanced trade order management system and various other projects, and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. Also considered was GWCM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on GWCM generally and the Fund, and considered how monitoring and analysis of such developments informs GWCM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Board also considered that GWCM uses a sampling approach to create a portfolio for the Fund that attempts to match the Index in terms of sector exposure, duration, credit quality and spread, among other things. Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Investor Class for each of the one-, three-, five- and ten-year periods ended December 31, 2021, ranked in the fifth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also observed that the annualized returns for the Fund’s Institutional Class ranked in the fifth quintile of its performance universe for each of the one- and three-year periods ended December 31, 2021, and in the fourth quintile of its performance universe for five-year period ended December 31, 2021.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to track the total return of the debt securities that comprise the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index. In this regard, the Board observed that although the Fund underperformed its Index for each period reviewed such underperformance was primarily attributable to the Fund’s expenses. The Board also noted its discussion of the Fund’s performance with GWCM representatives at the Board’s December 7-8, 2021 meeting. Among other things, the GWCM representatives described the Fund’s characteristics relative to its Index, including duration, convexity and yield, and discussed how increases in the Fund’s assets during periods of market volatility can contribute to tracking error. The Board considered the foregoing, including management’s responses to the Board’s questions regarding tracking error.
The Board also took into account GWCM’s approach to managing indexed investment portfolios, the organization and experience of its investment personnel and its portfolio and operational risk controls. In addition, the Board considered the due diligence and monitoring processes employed by GWCM for internally-managed funds, including the Fund.
Taking into account all of the foregoing, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Contractual Management Fee, as to each of the Fund’s Investor Class and Institutional Class, was the same as the median contractual management fee of its respective peer group of funds. In addition, the Board observed that the total annual operating expense ratio for the Fund’s Investor Class was above the median of its peer group and, with respect to the Fund’s Institutional Class, the total annual operating expense ratio was equal to the median of its peer group. In assessing the foregoing, the Board took into account the size of the peer groups for each class, noting that the peer group for the Investor Class and Institutional Class consisted of six funds and five funds, respectively (in each case including the Fund). In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.

Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services to the Fund and shareholders.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022